Joint Venture	12 Months Ended
Dec. 31, 2022
Joint Venture [Abstract]
Joint Venture
4.	Joint Venture
On October 26, 2018, the Company, through its wholly-owned subsidiary, mCube Hong Kong, entered into an Equity Joint Venture Contract (“JV”) with a Chinese entity Qingdao Microelectronics Innovation Center Co., Ltd. (“QMICC”) to form Qingdao Hygealeo Technology Co. Ltd. (“Qingdao JV”). The Company contributed know-how for 70% ownership of the Qingdao JV and QMICC agreed to contribute approximately $16.5 million based on then-prevailing foreign exchange currency rates for 30%
ownership. Qingdao JV is engaged in research and development, application and sale of intelligent sensor module turnkey solutions. Qingdao JV was formed and headquartered in Laoshan District, Qingdao, Shandong Province, People’s Republic of China (“PRC”).
On April 6, 2020, Golden Maple, Inc., a company headquartered in Zhejiang, China (“Golden Maple”), merged with Qingdao JV. Golden Maple investors exchanged its equity capital valued at approximately $8.3 million at then-prevailing foreign currency exchange rates for 14% of Qingdao JV’s equity interest. Immediately following the effectiveness of the merger between both entities, the current Qingdao JV shareholders, mCube Hong Kong Limited and QMICC, own approximately 60% and 26% of the Company’s subsidiary interest, respectively.
Based on the Company’s analysis of the JV under ASC 810 –
Consolidation
, the Company has determined that Qingdao JV is a variable interest entity (“VIE”) based on the fact the Qingdao JV does not have sufficient equity to operate without financial support from the Company. Further, the Company concluded that Movella is Qingdao JV’s primary beneficiary based on two conditions. Movella occupies two of three member seats in Qingdao JV’s managing committee and has majority ownership interest in Qingdao JV, therefore, has the power to direct the activities of Qingdao JV that most significantly impact its economic performance, including establishing the strategic, operating and capital decisions of Qingdao JV in the ordinary course of business. In addition, Movella has an obligation to absorb potential losses of Qingdao JV or the right to receive potential benefits from Qingdao JV in proportion to its equity interest. As the primary beneficiary, the Company consolidated the results of Qingdao JV for financial reporting purposes under the variable interest consolidation model guidance in ASC 810 for the years ended December 31, 2022 an
d 2021.

As of December 31, 2022, Qingdao JV had received total proceeds to date of approximately $7.9 million from QMICC which has been recorded as non-controlling
interests. The cash received from QMICC is restricted for use by Qingdao JV.
During the years ended December 31, 2022 and 2021, Qingdao JV received government subsidies of $0.1 million and $0.3 million, respectively, which were recorded as other income, net in the accompanying consolidated statements of operations.